Risk Lose Money [Member] Annual Fund Operating Expenses - Emerging Markets Equity Fund - Emerging Markets Equity Fund	Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.36%)	[1]
Net Expenses (as a percentage of Assets)	0.75%	[1]

[1]	CGAS (defined herein) has contractually agreed to waive fees and reimburse expenses in order to keep the Fund’s management fees from exceeding the total amount of sub-advisory fees paid by CGAS plus 0.20% based on average net assets. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by CGAS plus 0.20% and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and/or reimbursement will continue for at least one year from the date of this prospectus or until such time as the Board of Trustees acts to discontinue all or a portion of such waiver and/or reimbursement when they deem such action is appropriate.